Acquisitions - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pro Forma Results of Operations
Total revenues (Notes 1, 2 and 21)	$ 4,028,211	$ 4,927,965	$ 4,170,077
Operating Income (Loss)	822,738	$ 734,044	$ 573,382
Cayan
Pro Forma Results of Operations
Total revenues (Notes 1, 2 and 21)	179,000
Operating Income (Loss)	$ (5,400)